Acquisitions - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended				12 Months Ended	0 Months Ended
	Oct. 15, 2014	Dec. 31, 2014	Dec. 31, 2014	Oct. 31, 2014	Jan. 28, 2013	Dec. 31, 2013	May 14, 2013	Jun. 28, 2013	Sep. 02, 2013	Jan. 13, 2012	Dec. 31, 2012	Jul. 06, 2012	Oct. 01, 2012
Location Labs
Business Acquisition [Line Items]
Business acquisition, percentage of outstanding shares acquired	99.899%
Percentage of ownership interest held by holders of Class B shares of WaveMarket, Inc.	0.101%
Total purchase consideration	$ 177,715,000
Net revenue		9,404,000
Net income		577,000
Employee share-based compensation included in supplemental pro forma earnings			39,565,000
Location Labs | General and Administrative Expense
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs			4,158,000
Norman Safeground AS
Business Acquisition [Line Items]
Business acquisition, percentage of outstanding shares acquired				100.00%
Total purchase consideration				16,909,000
Norman Safeground AS | General and Administrative Expense
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs				436,000
Winco Capital Participacoes LTDA
Business Acquisition [Line Items]
Business acquisition, percentage of outstanding shares acquired	100.00%
Total purchase consideration	3,205,000
Winco Capital Participacoes LTDA | General and Administrative Expense
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs			246,000
Angle Labs
Business Acquisition [Line Items]
Total purchase consideration					3,220,000
Retention and incentive compensation arrangements payment, profit target period					12 months
Angle Labs | Maximum
Business Acquisition [Line Items]
Retention and incentive compensation arrangements, related to business acquisition					350,000
Angle Labs | General and Administrative Expense
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs			0			55,000
Angle Labs | Research and Development Expense
Business Acquisition [Line Items]
Compensation expense						350,000
Privacy Choice Llc
Business Acquisition [Line Items]
Total purchase consideration							3,840,000
Retention and incentive compensation arrangements payment, profit target period							12 months
Privacy Choice Llc | Maximum
Business Acquisition [Line Items]
Retention and incentive compensation arrangements, related to business acquisition							2,560,000
Privacy Choice Llc | General and Administrative Expense
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs							66,000
Privacy Choice Llc | Research and Development Expense
Business Acquisition [Line Items]
Compensation expense			960,000			1,600,000
Lpi Level Platforms Inc
Business Acquisition [Line Items]
Total purchase consideration								23,418,000
Lpi Level Platforms Inc | General and Administrative Expense
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs			0			302,000
ASR Technologies Ab
Business Acquisition [Line Items]
Total purchase consideration									2,341,000
Retention and incentive compensation arrangements payment, profit target period									9 months
ASR Technologies Ab | Maximum
Business Acquisition [Line Items]
Retention and incentive compensation arrangements, related to business acquisition									459,000
ASR Technologies Ab | General and Administrative Expense
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs			45,000			0
ASR Technologies Ab | Research and Development Expense
Business Acquisition [Line Items]
Compensation expense			255,000			204,000
OpenInstall Inc
Business Acquisition [Line Items]
Business acquisition, percentage of outstanding shares acquired										100.00%
Total purchase consideration										5,649,000
Retention and incentive compensation arrangements payment, profit target period										3 years
Compensation expense will be in cash										2,500,000
Compensation cash payment period										2 years
OpenInstall Inc | Maximum
Business Acquisition [Line Items]
Retention and incentive compensation arrangements, related to business acquisition										22,500,000
OpenInstall Inc | General and Administrative Expense
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs										468,000
OpenInstall Inc | Research and Development Expense
Business Acquisition [Line Items]
Compensation expense						685,000					2,870,000
Crossloop Inc
Business Acquisition [Line Items]
Total purchase consideration												600,000
Crossloop Inc | General and Administrative Expense
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs												147,000
Avalanche
Business Acquisition [Line Items]
Total purchase consideration													10,293,000
Avalanche | General and Administrative Expense
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs													$ 313,000